PROPERTY, PLANT AND EQUIPMENT - Useful Life (Details)	12 Months Ended
Dec. 31, 2024
Building and building improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	1 year
Building and building improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	50 years
Land improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	15 years
Furniture, fixtures and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	1 year
Furniture, fixtures and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	20 years